Intangible assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	$ 2,255	$ 3,042
Cost		3,927	$ 3,433	$ 4,405
Accumulated amortization and impairment		(1,239)	(1,178)	(1,363)
Addition	113	102
Capitalized borrowing costs	5	4
Write-offs	(1)
Transfers	2	4
Amortization	(72)	(67)
Impairment recognition (note 19)	(165)
Translation adjustment	295	(397)
Balance at June 30, 2024	2,432	2,688
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	1,697	2,425
Cost	1,973	2,169	1,750	2,489
Accumulated amortization and impairment	(217)	(57)	(53)	(64)
Addition	7	1
Capitalized borrowing costs
Write-offs
Transfers
Amortization	(2)	(2)
Impairment recognition (note 19)	(165)
Translation adjustment	219	(312)
Balance at June 30, 2024	$ 1,756	$ 2,112
Estimated useful life in years	2 years	2 years
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	$ 538	$ 592
Cost		1,736	1,663	1,891
Accumulated amortization and impairment		(1,182)	(1,125)	(1,299)
Addition	106	101
Capitalized borrowing costs	5	4
Write-offs	(1)
Transfers	2	4
Amortization	(70)	(65)
Impairment recognition (note 19)
Translation adjustment	73	(82)
Balance at June 30, 2024	$ 653	$ 554
Estimated useful life in years	5 years	5 years
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	$ 20	$ 25
Cost		22	$ 20	$ 25
Addition
Capitalized borrowing costs
Write-offs
Transfers
Amortization
Impairment recognition (note 19)
Translation adjustment	3	(3)
Balance at June 30, 2024	$ 23	$ 22